John Hancock
Preferred Income Fund III
Quarterly portfolio holdings 10/31/2024

Fund’s investments
As of 10-31-24 (unaudited)
	Shares	Value
Preferred securities (A) 81.7% (52.4% of Total investments)		$390,849,563
(Cost $407,323,305)
Communication services 4.5%		21,777,358
Wireless telecommunication services 4.5%
Telephone & Data Systems, Inc., 6.000%	469,125	8,791,403
U.S. Cellular Corp., 5.500%	119,350	2,687,762
U.S. Cellular Corp., 5.500%	129,300	2,909,250
U.S. Cellular Corp., 6.250%	314,825	7,388,943
Consumer discretionary 0.9%		4,502,160
Broadline retail 0.9%
Qurate Retail, Inc., 8.000%	98,000	3,716,160
QVC, Inc., 6.250%	60,000	786,000
Financials 55.6%		266,132,080
Banks 20.7%
Bank of America Corp., 6.450% (B)	127,225	3,351,107
Bank of America Corp., 7.250% (B)	9,500	11,732,500
Bank of Hawaii Corp., 8.000%	124,925	3,342,993
Citigroup Capital XIII, 11.221% (3 month CME Term SOFR + 6.632%) (B)(C)	338,275	10,246,350
Citizens Financial Group, Inc., 7.375%	262,975	7,126,623
Fifth Third Bancorp, 6.000% (B)	200,245	4,940,044
First Citizens BancShares, Inc., 5.375% (B)	117,489	2,745,718
Fulton Financial Corp., 5.125% (B)	149,500	3,013,920
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	193,650	5,031,027
KeyCorp, 5.650%	208,259	4,852,435
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%)	40,000	1,018,000
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	75,375	1,880,606
M&T Bank Corp., 7.500%	223,100	6,095,092
Pinnacle Financial Partners, Inc., 6.750%	103,400	2,574,660
Regions Financial Corp., 4.450%	189,025	3,627,390
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	181,025	4,677,686
Synovus Financial Corp., 8.185% (3 month CME Term SOFR + 3.614%) (C)	43,175	1,088,874
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (C)	182,300	4,821,835
Wells Fargo & Company, 7.500% (B)	11,000	13,583,680
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	3,134,040
Capital markets 8.9%
Affiliated Managers Group, Inc., 6.750% (B)	282,125	7,247,791
Brookfield Finance, Inc., 4.625% (B)	211,375	3,904,096
Carlyle Finance LLC, 4.625% (B)	39,929	780,213
Morgan Stanley, 6.375% (B)	170,000	4,319,700
Morgan Stanley, 6.500% (B)	197,550	5,156,055
Morgan Stanley, 6.625% (B)	107,475	2,837,340
Morgan Stanley, 6.875% (B)	148,425	3,755,153
Morgan Stanley, 7.125% (B)	293,328	7,427,065
TPG Operating Group II LP, 6.950% (B)	271,675	7,039,099
Consumer finance 2.3%
Navient Corp., 6.000%	234,238	4,684,760
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	244,125	6,337,485
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services 3.8%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(D)	329,650	$8,900,550
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	412,000
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%) (B)	50,000	1,355,000
KKR Group Finance Company IX LLC, 4.625% (B)	334,149	6,549,320
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	51,475	1,277,095
Insurance 19.9%
AEGON Funding Company LLC, 5.100% (B)(D)	347,450	7,550,089
American Financial Group, Inc., 5.125% (B)	162,725	3,658,058
American National Group, Inc., 5.950% (5.950% to 12-1-24, then 5 Year CMT + 4.322%)	43,525	1,093,348
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)	221,900	5,634,041
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	350,000	8,774,500
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	393,900	10,552,581
Brighthouse Financial, Inc., 6.600% (B)(D)	345,263	8,562,522
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)	149,025	3,187,645
F&G Annuities & Life, Inc., 7.950% (B)(D)	224,000	6,083,840
Lincoln National Corp., 9.000% (B)(D)	292,750	8,293,608
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	374,050	9,964,692
RenaissanceRe Holdings, Ltd., 4.200% (B)	221,000	4,059,770
The Allstate Corp., 7.375% (B)	119,925	3,264,359
The Phoenix Companies, Inc., 7.450% (B)	574,500	10,369,725
Unum Group, 6.250% (B)(D)	170,000	4,216,000
Industrials 1.5%		7,000,796
Aerospace and defense 0.3%
The Boeing Company, 6.000%	28,350	1,523,246
Trading companies and distributors 1.2%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	210,675	5,477,550
Information technology 0.7%		3,126,793
Technology hardware, storage and peripherals 0.7%
Hewlett Packard Enterprise Company, 7.625% (B)	54,050	3,126,793
Real estate 2.2%		10,434,444
Hotel and resort REITs 1.0%
Pebblebrook Hotel Trust, 6.375%	214,400	4,886,176
Office REITs 0.6%
Vornado Realty Trust, 5.400%	159,256	2,984,457
Specialized REITs 0.6%
Public Storage, 4.625% (B)	119,525	2,563,811
Utilities 16.3%		77,875,932
Electric utilities 6.7%
Duke Energy Corp., 5.750% (B)	294,775	7,416,539
NextEra Energy, Inc., 6.926% (B)	76,750	3,434,563
SCE Trust III, 7.823% (3 month CME Term SOFR + 3.252%) (C)	125,479	3,178,383
SCE Trust VI, 5.000%	304,300	6,271,623
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	3

	Shares	Value
Utilities (continued)
Electric utilities (continued)
SCE Trust VII, 7.500%	256,600	$6,848,654
SCE Trust VIII, 6.950%	161,850	4,289,025
The Southern Company, 4.950% (B)	17,500	390,425
Gas utilities 1.2%
South Jersey Industries, Inc., 5.625% (B)	251,850	4,785,150
Spire, Inc., 5.900%	40,000	995,200
Multi-utilities 8.4%
Algonquin Power & Utilities Corp., 8.864% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(C)	311,375	7,999,224
CMS Energy Corp., 5.625% (B)	235,000	5,773,950
CMS Energy Corp., 5.875% (B)	139,475	3,424,111
CMS Energy Corp., 5.875% (B)	372,250	9,179,685
DTE Energy Company, Series E, 5.250% (B)	200,000	4,706,000

Sempra, 5.750% (B)	370,000	9,183,400
Common stocks 1.0% (0.6% of Total investments)		$4,735,567
(Cost $5,602,893)
Utilities 1.0%		4,735,567
Multi-utilities 1.0%
Algonquin Power & Utilities Corp. (B)	978,424	4,735,567

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 69.0% (44.2% of Total investments)				$329,800,628
(Cost $323,036,645)
Communication services 0.8%				3,784,702
Media 0.8%
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	4,088,000	3,784,702
Consumer discretionary 2.6%				12,210,915
Automobiles 2.2%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	2,250,000	2,171,471
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	8,182,000	8,108,944
Broadline retail 0.4%
Rakuten Group, Inc. (6.250% to 4-22-31, then 5 Year CMT + 4.956% to 4-22-51, then 5 Year CMT + 5.706%) (F)(G)	6.250	04-22-31	2,145,000	1,930,500
Consumer staples 0.2%				816,200
Food products 0.2%
Land O’ Lakes, Inc. (B)(D)(F)(G)	8.000	07-16-25	880,000	816,200
Energy 7.9%				37,873,991
Oil, gas and consumable fuels 7.9%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%) (B)(D)	7.200	06-27-54	2,790,000	2,881,864
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(D)	7.375	01-15-83	2,440,000	2,487,824
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	6,325,000	7,027,334
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (F)	6.625	02-15-28	7,055,000	6,905,989
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (F)	7.125	05-15-30	9,495,000	9,651,762
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (G)	7.500	03-01-55	2,250,000	$2,336,711
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (F)(G)	9.000	09-30-29	6,583,000	6,582,507
Financials 39.0%				186,377,438
Banks 25.7%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	5,100,000	5,873,456
Bank of America Corp. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.193%) (B)(D)(F)	5.875	03-15-28	5,790,000	5,843,482
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	5,750,000	5,840,642
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	4,250,000	4,676,611
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)(D)(F)	7.375	05-15-28	6,000,000	6,273,822
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	5,000,000	5,320,083
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (C)(F)	8.008	01-06-25	7,500,000	7,454,092
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	3,500,000	3,306,363
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	5,525,000	5,549,404
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	3,290,000	3,419,044
Comerica, Inc. (5.625% to 10-1-25, then 5 Year CMT + 5.291%) (B)(D)(F)	5.625	07-01-25	6,400,000	6,321,933
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (B)(D)(F)	5.625	07-15-30	2,384,000	2,374,241
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(D)(F)	6.875	06-01-29	4,895,000	5,172,454
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	3,831,000	3,682,478
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	9,850,000	8,961,618
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (F)(G)	10.000	11-14-28	3,500,000	3,729,369
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	6,810,000	7,295,042
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	7,930,000	7,938,667
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	9,294,000	9,371,670
The Toronto-Dominion Bank (8.125% to 10-31-27, then 5 Year CMT + 4.075%) (B)(D)	8.125	10-31-82	3,000,000	3,160,965
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (F)	6.850	09-15-29	4,000,000	4,124,052
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(D)(F)	7.625	09-15-28	6,762,000	7,267,757
Capital markets 5.6%
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(D)(F)	6.700	03-15-29	4,816,000	4,958,139
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(D)(F)	4.000	12-01-30	3,800,000	3,310,630
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)(F)	5.000	06-01-27	1,292,000	1,258,656
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (F)	6.125	11-10-34	4,291,000	4,256,053
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	6,450,000	6,895,921
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	5,531,000	5,799,522
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)(D)(F)	6.125	06-23-25	3,250,000	3,241,054
Financial services 0.7%
Voya Financial, Inc. (5 Year CMT + 3.358%) (C)(F)	7.758	09-15-28	3,250,000	3,429,173
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance 6.3%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (G)	7.950	10-15-54	4,750,000	$4,928,566
Markel Group, Inc. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)(F)	6.000	06-01-25	3,550,000	3,544,207
MetLife, Inc. (5.875% to 3-15-28, then 3 month CME Term SOFR + 3.221%) (B)(F)	5.875	03-15-28	6,696,000	6,734,964
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	8,000,000	6,876,561
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-25	9,050,000	8,186,747
Industrials 0.8%				3,939,842
Trading companies and distributors 0.8%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (F)	6.000	09-24-29	4,000,000	3,939,842
Utilities 17.7%				84,797,540
Electric utilities 7.4%
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	3,790,000	3,688,779
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (B)(D)(F)	5.375	03-15-26	11,375,000	11,261,740
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(D)	7.125	12-01-54	4,250,000	4,345,111
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%) (B)(D)(G)	7.625	12-15-54	3,280,000	3,396,266
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)(F)(G)	10.250	03-15-28	7,240,000	7,990,050
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%)	7.375	03-15-55	4,500,000	4,648,131
Gas utilities 1.0%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (G)	7.200	10-15-54	4,900,000	4,912,191
Independent power and renewable electricity producers 5.5%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	7,342,000	7,608,964
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	9,750,000	10,014,800
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (F)(G)	8.875	01-15-29	8,232,000	8,786,672
Multi-utilities 3.8%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(D)	6.850	02-15-55	4,300,000	4,407,719
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)	4.350	01-15-27	1,662,000	1,613,642
NiSource, Inc. (6.375% to 3-31-25, then 5 Year CMT + 2.527%) (B)(D)	6.375	03-31-55	1,900,000	1,896,437
NiSource, Inc. (6.950% to 11-30-29, then 5 Year CMT + 2.451%) (B)(D)	6.950	11-30-54	4,500,000	4,611,240
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(D)	6.400	10-01-54	2,725,000	2,715,407

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(D)	6.875	10-01-54	2,850,000	2,900,391
Convertible bonds 1.6% (1.1% of Total investments)				$7,830,009
(Cost $7,250,000)
Utilities 1.6%				7,830,009
Electric utilities 1.6%

TXNM Energy, Inc. (G)	5.750	06-01-54	7,250,000	7,830,009

Capital preferred securities (H) 1.1% (0.7% of Total investments)				$5,339,123
(Cost $6,310,250)
Financials 1.1%				5,339,123
Insurance 1.1%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(D)(G)	7.875	12-15-67	4,860,000	5,339,123

	Yield (%)	Shares	Value
Short-term investments 1.6% (1.0% of Total investments)			$7,608,922
(Cost $7,608,396)
Short-term funds 1.6%			7,608,922
John Hancock Collateral Trust (I)	4.6622(J)	760,656	7,608,922

6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total investments (Cost $757,131,489) 156.0%	$746,163,812
Other assets and liabilities, net (56.0%)	(267,866,395)
Total net assets 100.0%	$478,297,417

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-24 was $442,396,807.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-24, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $210,158,701.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $83,656,272 or 17.5% of the fund’s net assets as of 10-31-24.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 10-31-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND III	7

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	137,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(106,838)	$(106,838)
Centrally cleared	68,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	203,308	203,308
Centrally cleared	34,400,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(231,909)	(231,909)
								—	$(135,439)	$(135,439)

(a)	At 10-31-24, the overnight SOFR was 4.900%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2024, by major security category or type:
	Total value at 10-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$21,777,358	$21,777,358	—	—
Consumer discretionary	4,502,160	4,502,160	—	—
Financials	266,132,080	255,762,355	$10,369,725	—
Industrials	7,000,796	7,000,796	—	—
Information technology	3,126,793	3,126,793	—	—
Real estate	10,434,444	10,434,444	—	—
Utilities	77,875,932	73,090,782	4,785,150	—
Common stocks	4,735,567	4,735,567	—	—
Corporate bonds	329,800,628	—	329,800,628	—
Convertible bonds	7,830,009	—	7,830,009	—
Capital preferred securities	5,339,123	—	5,339,123	—
Short-term investments	7,608,922	7,608,922	—	—
Total investments in securities	$746,163,812	$388,039,177	$358,124,635	—
Derivatives:
Assets
Swap contracts	$203,308	—	$203,308	—
Liabilities
Swap contracts	(338,747)	—	(338,747)	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	760,656	$2,759,776	$52,445,049	$(47,600,738)	$3,990	$845	$112,342	—	$7,608,922
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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